Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2016
Registrant Name	INCOME FUND OF AMERICA
Central Index Key	0000050013
Amendment Flag	false
Document Creation Date	Dec. 29, 2016
Document Effective Date	Jan. 01, 2017
Prospectus Date	Jan. 01, 2017
INCOME FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AMECX
INCOME FUND OF AMERICA® | Class R-1
Prospectus:
Trading Symbol	RIDAX
INCOME FUND OF AMERICA® | Class R-2
Prospectus:
Trading Symbol	RIDBX
INCOME FUND OF AMERICA® | Class R-3
Prospectus:
Trading Symbol	RIDCX
INCOME FUND OF AMERICA® | Class R-4
Prospectus:
Trading Symbol	RIDEX
INCOME FUND OF AMERICA® | Class R-5
Prospectus:
Trading Symbol	RIDFX
INCOME FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	IFABX
INCOME FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	IFACX
INCOME FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	IFAFX
INCOME FUND OF AMERICA® | Class 529-A
Prospectus:
Trading Symbol	CIMAX
INCOME FUND OF AMERICA® | Class 529-B
Prospectus:
Trading Symbol	CIMBX
INCOME FUND OF AMERICA® | Class 529-C
Prospectus:
Trading Symbol	CIMCX
INCOME FUND OF AMERICA® | Class 529-E
Prospectus:
Trading Symbol	CIMEX
INCOME FUND OF AMERICA® | Class 529-F-1
Prospectus:
Trading Symbol	CIMFX
INCOME FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	AMEFX
INCOME FUND OF AMERICA® | Class R-6
Prospectus:
Trading Symbol	RIDGX
INCOME FUND OF AMERICA® | Class R-2E
Prospectus:
Trading Symbol	RIEBX
INCOME FUND OF AMERICA® | Class R-5E
Prospectus:
Trading Symbol	RIDHX
INCOME FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	FIFAX